Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - PSU-ROIC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumptions
Stock price at grant date	$ 97.77	$ 91.91	$ 74.17
Expected stock price volatility	18.00%	19.00%	19.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	1.92%	0.98%	0.43%
Dividend rate (in dollars per share)	$ 1.82	$ 1.65	$ 1.50
Weighted-average grant date fair value of units granted in period (in dollars per share)	$ 50.77	$ 53.19	$ 35.11